Earnings / (loss) per share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
RSU outstanding	42,896
Outstanding incentive shares	30,000
Warrants issued and outstanding	8,869,633	9,929,139
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
RSU outstanding	15,000
Anti dilutive instruments	284,250	1,137,000
Warrants [Member]
IfrsStatementLineItems [Line Items]
Anti dilutive instruments	284,250	1,137,000